Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Time charter revenue	$ 8,728,986	$ 8,761,317
Commissions (including $109,516 and $109,112, respectively, to related party)	(390,855)	(454,701)
Net revenue, continuing operations	8,338,131	8,306,616
Operating expenses
Voyage expenses	116,117	111,035
Vessel operating expenses (including $52,991 and $49,346, respectively, to related party)	4,789,923	5,575,401
Dry-docking expenses	592,473	747,562
Vessel depreciation	798,712	866,734
Related party management fees	776,292	956,713
Other general and administrative expenses (including $323,529 and $312,500, respectively, to related party)	595,423	820,747
Total operating expenses, continuing operations	7,668,940	9,078,192
Operating (loss) / income, continuing operations	669,191	(771,576)
Other income/(expenses)
Interest and other financing costs	(710,649)	(639,996)
Loss on derivatives, net	(2,794)	(8,469)
Foreign exchange loss	(3,534)	(18,835)
Interest income	31,754	15,899
Other expenses, net, continuing operations	(685,223)	(651,401)
Net loss, continuing operations	(16,032)	(1,422,977)
Dividend Series B Preferred shares	(471,114)	(460,033)
Net loss from continuing operations attributable to common shareholders	$ (487,146)	$ (1,883,010)
Loss per share, basic and diluted, continuing operations (in dollars per share)	$ (0.04)	$ (0.17)
Weighted average number of shares, basic & diluted (in shares)	12,340,060	11,133,764
Net (loss) / income attributable to common shareholders, discontinued operations		$ (1,445,688)
Net loss attributable to common shareholders	$ (487,146)	$ (3,328,698)